INCOME TAXES - Components of deferred income tax (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INCOME TAXES
Deferred tax liability, net	$ (715.5)	$ (762.7)	$ (790.6)
Deferred income tax expense	(65.5)	(55.2)	(0.6)
Defined benefit plans
INCOME TAXES
Deferred tax liability, net	3.4	23.9
Deferred income tax expense		(2.3)	(2.5)
Contract assets.
INCOME TAXES
Deferred tax liability, net	(18.3)	(41.2)
Deferred income tax expense	(22.9)	(24.3)	6.7
Property, plant and equipment
INCOME TAXES
Deferred tax liability, net	(400.7)	(435.5)
Deferred income tax expense	(34.8)	(24.4)	(15.7)
Goodwill, intangible assets and other assets
INCOME TAXES
Deferred tax liability, net	(323.9)	(327.6)
Deferred income tax expense	(7.7)	7.4	11.7
Long-term debt and derivative financial instruments
INCOME TAXES
Deferred tax liability, net	(4.8)	(7.1)
Deferred income tax expense	3.9	(6.1)	0.6
Other
INCOME TAXES
Deferred tax liability, net	28.8	24.8
Deferred income tax expense	$ (4.0)	$ (5.5)	$ (1.4)